Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings On Uncompleted Contracts

Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2017	2016

Costs incurred on uncompleted contracts	$18,184	$21,548	*)
Estimated earnings	5,244	9,135	*)

	23,428	30,683
Less - billings and progress payments	22,433	28,879

Costs and estimated earnings in excess of billings on uncompleted contracts	995	1,804

Less: Long-term portion	-	708

Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$995	$1,096

(*) Reclassified.